CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 214,970	$ 166,135	$ 257,334
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	70,421	58,872	75,464
Asia and Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		45,512	25,265	44,181
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		71,468	59,819	107,520
Europe, the Middle East and Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[3]	$ 27,569	$ 22,179	$ 30,169

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.
[2]	Revenues attributed to Peru in 2021 amounted to $ 49,511.
[3]	Revenues attributed to Israel in 2021 amounted to $ 5,923.